American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2024

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 53.0%
American Century Diversified Corporate Bond ETF	288,278	13,012,437
American Century Emerging Markets Bond ETF	133,102	5,061,869
American Century Focused Dynamic Growth ETF(2)	457,680	36,154,065
American Century Focused Large Cap Value ETF	582,714	36,781,490
American Century Multisector Income ETF	526,514	22,383,584
American Century Quality Diversified International ETF	602,601	29,098,638
American Century Short Duration Strategic Income ETF	70,956	3,593,652
American Century U.S. Quality Growth ETF(3)	411,088	32,747,270
American Century U.S. Quality Value ETF	608,037	33,290,451
Avantis Emerging Markets Equity ETF	607,625	35,503,529
Avantis International Equity ETF(3)	441,722	27,338,175
Avantis International Small Cap Value ETF(3)	130,064	8,386,527
Avantis U.S. Equity ETF	447,220	38,125,505
Avantis U.S. Small Cap Value ETF	147,834	13,065,569
TOTAL AFFILIATED FUNDS (Cost $256,520,709)		334,542,761
COMMON STOCKS — 30.4%
Aerospace and Defense — 0.3%
AAR Corp.(2)	1,749	120,926
CAE, Inc.(2)	3,274	63,166
Curtiss-Wright Corp.	2,371	600,859
General Dynamics Corp.	189	54,260
HEICO Corp.	1,385	287,249
Huntington Ingalls Industries, Inc.	1,345	372,471
Lockheed Martin Corp.	400	185,972
Melrose Industries PLC	51,952	408,152
Saab AB, B Shares(3)	896	70,935
		2,163,990
Air Freight and Logistics — 0.1%
Cargojet, Inc.(3)	1,816	162,255
FedEx Corp.	554	145,026
GXO Logistics, Inc.(2)	3,360	166,858
InPost SA(2)	5,158	82,810
United Parcel Service, Inc., Class B	1,833	270,331
		827,280
Automobile Components — 0.3%
Aptiv PLC(2)	7,665	544,215
BorgWarner, Inc.	8,128	266,354
Cie Generale des Etablissements Michelin SCA	3,955	151,946
Continental AG	3,149	204,091
Hyundai Mobis Co. Ltd.	1,656	270,920
Linamar Corp.	4,716	222,089
Nifco, Inc.	2,900	70,103
Toyo Tire Corp.	7,900	149,461
		1,879,179
Automobiles — 0.3%
Bayerische Motoren Werke AG	3,693	402,350
Ferrari NV	905	372,204
Mercedes-Benz Group AG	5,543	419,277
Tesla, Inc.(2)	1,578	289,216

Volvo Car AB, Class B(2)	57,900	179,735
Winnebago Industries, Inc.	980	60,348
		1,723,130
Banks — 1.0%
Bancorp, Inc.(2)	1,286	38,503
Bank Central Asia Tbk. PT	792,100	476,277
Bank of America Corp.	9,703	359,108
Bankinter SA(3)	16,276	128,648
Barclays PLC	324,856	819,057
BNP Paribas SA	2,857	205,595
BPER Banca SpA	25,211	130,926
Commerce Bancshares, Inc.	7,908	432,409
First Hawaiian, Inc.	10,761	226,950
Fukuoka Financial Group, Inc.	3,900	103,594
Hana Financial Group, Inc.	5,710	240,830
ING Groep NV, Series N	23,668	374,197
JPMorgan Chase & Co.	3,389	649,807
Mebuki Financial Group, Inc.	28,000	99,053
NU Holdings Ltd., Class A(2)	33,956	368,762
PNC Financial Services Group, Inc.	1,724	264,220
Regions Financial Corp.	15,280	294,446
Triumph Financial, Inc.(2)	1,014	71,345
Truist Financial Corp.	17,542	658,702
U.S. Bancorp	5,234	212,657
Westamerica Bancorporation	5,127	238,662
		6,393,748
Beverages — 0.4%
Ambev SA	123,500	289,925
Celsius Holdings, Inc.(2)	6,787	483,710
Coca-Cola Bottlers Japan Holdings, Inc.	7,400	103,604
Davide Campari-Milano NV	40,117	402,325
Heineken NV(3)	3,759	365,825
MGP Ingredients, Inc.	818	64,164
PepsiCo, Inc.	2,741	482,169
Pernod Ricard SA	1,630	246,525
Royal Unibrew AS(2)	612	46,088
		2,484,335
Biotechnology — 0.7%
AbbVie, Inc.	2,889	469,867
ADMA Biologics, Inc.(2)	13,357	87,088
Alkermes PLC(2)	2,840	69,693
Alnylam Pharmaceuticals, Inc.(2)	2,053	295,529
Amgen, Inc.	955	261,613
Amicus Therapeutics, Inc.(2)	27,468	274,405
Arcutis Biotherapeutics, Inc.(2)	3,399	28,280
Argenx SE, ADR(2)	688	258,344
Biohaven Ltd.(2)	673	26,112
BioMarin Pharmaceutical, Inc.(2)	5,408	436,750
Blueprint Medicines Corp.(2)	1,058	96,638
Bridgebio Pharma, Inc.(2)	2,430	62,257
Celldex Therapeutics, Inc.(2)	686	25,670
Centessa Pharmaceuticals PLC, ADR(2)	2,615	23,953
CSL Ltd.	1,931	343,092
Cytokinetics, Inc.(2)	1,371	84,070
Halozyme Therapeutics, Inc.(2)	2,400	91,440

Insmed, Inc.(2)	2,462	60,861
Keros Therapeutics, Inc.(2)	1,031	58,138
Madrigal Pharmaceuticals, Inc.(2)	330	67,327
Mineralys Therapeutics, Inc.(2)	2,273	27,844
Natera, Inc.(2)	6,297	584,865
Twist Bioscience Corp.(2)	1,995	62,304
Vaxcyte, Inc.(2)	1,600	96,880
Vera Therapeutics, Inc.(2)	615	24,299
Vertex Pharmaceuticals, Inc.(2)	390	153,196
Viking Therapeutics, Inc.(2)	3,364	267,707
		4,338,222
Broadline Retail — 0.4%
Alibaba Group Holding Ltd.	27,800	260,293
Amazon.com, Inc.(2)	7,435	1,301,125
B&M European Value Retail SA	3,838	24,769
JD.com, Inc., Class A	6,566	94,605
Ollie's Bargain Outlet Holdings, Inc.(2)	1,792	131,067
Pan Pacific International Holdings Corp.	16,300	382,822
Ryohin Keikaku Co. Ltd.	5,400	86,989
Savers Value Village, Inc.(2)	6,254	103,316
		2,384,986
Building Products — 0.4%
AZEK Co., Inc.(2)	5,825	265,853
Cie de Saint-Gobain SA	3,688	291,657
Fortune Brands Innovations, Inc.	1,123	82,091
Hayward Holdings, Inc.(2)	12,395	168,324
JELD-WEN Holding, Inc.(2)	6,534	133,947
Johnson Controls International PLC	10,625	691,369
Masco Corp.	2,571	175,985
Munters Group AB	4,972	99,128
Reliance Worldwide Corp. Ltd.	24,694	81,054
Trane Technologies PLC	2,520	799,697
		2,789,105
Capital Markets — 1.4%
Allfunds Group PLC	9,800	61,588
AllianceBernstein Holding LP	5,077	170,029
Ameriprise Financial, Inc.	905	372,670
ARES Management Corp., Class A	7,722	1,027,721
Bank of New York Mellon Corp.	16,858	952,308
BlackRock, Inc.	358	270,161
Bolsa Mexicana de Valores SAB de CV	37,880	70,981
Donnelley Financial Solutions, Inc.(2)	2,489	156,259
Hamilton Lane, Inc., Class A	856	95,632
Integral Corp.(2)	1,900	39,121
Intercontinental Exchange, Inc.	1,345	173,182
Intermediate Capital Group PLC	4,898	127,661
London Stock Exchange Group PLC	4,971	548,003
LPL Financial Holdings, Inc.	2,282	614,155
Man Group PLC	26,261	84,217
Morgan Stanley	5,250	476,910
MSCI, Inc.	1,993	928,320
Northern Trust Corp.	9,621	792,674
S&P Global, Inc.	927	385,474
Swissquote Group Holding SA	289	78,167
T Rowe Price Group, Inc.	4,820	528,127

TPG, Inc.	7,699	331,827
UBS Group AG	14,366	377,298
		8,662,485
Chemicals — 0.6%
Air Liquide SA	2,851	557,595
Akzo Nobel NV	6,284	414,630
Arkema SA	1,808	186,562
Avient Corp.	10,291	436,544
DSM-Firmenich AG	4,889	548,323
Ecolab, Inc.	1,175	265,726
Element Solutions, Inc.	30,874	714,116
Linde PLC	1,002	441,842
Nissan Chemical Corp.	2,100	71,585
Shin-Etsu Chemical Co. Ltd.	9,700	375,477
Tokyo Ohka Kogyo Co. Ltd.	2,400	63,644
		4,076,044
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc.(2)	714	135,267
Copart, Inc.(2)	5,834	316,845
Daiei Kankyo Co. Ltd.	5,000	83,563
Elis SA	7,026	157,743
Park24 Co. Ltd.(2)	1,800	19,385
Republic Services, Inc.	6,351	1,217,487
SPIE SA	3,374	122,681
Stericycle, Inc.(2)	1,888	84,450
UniFirst Corp.	473	75,741
		2,213,162
Communications Equipment — 0.3%
Arista Networks, Inc.(2)	1,805	463,091
Cisco Systems, Inc.	8,280	388,994
F5, Inc.(2)	3,253	537,754
Juniper Networks, Inc.	9,272	322,851
		1,712,690
Construction and Engineering — 0.2%
Construction Partners, Inc., Class A(2)	2,096	108,237
Eiffage SA	4,192	447,280
Fugro NV(3)	5,055	122,610
Kinden Corp.	4,900	93,498
Sacyr SA	24,820	86,295
SNC-Lavalin Group, Inc.	2,575	98,874
Vinci SA	4,299	503,740
		1,460,534
Construction Materials — 0.1%
CRH PLC	4,446	344,210
James Hardie Industries PLC(2)	8,506	292,419
Summit Materials, Inc., Class A(2)	2,919	113,549
Taiheiyo Cement Corp.	4,100	93,777
		843,955
Consumer Finance — 0.1%
American Express Co.	1,095	256,263
FirstCash Holdings, Inc.	1,022	115,465
		371,728
Consumer Staples Distribution & Retail — 0.5%
BGF retail Co. Ltd.	857	80,794
Casey's General Stores, Inc.	378	120,801

Costco Wholesale Corp.	384	277,594
Dollar Tree, Inc.(2)	5,100	603,075
Koninklijke Ahold Delhaize NV	29,461	894,265
Marks & Spencer Group PLC	20,536	65,427
PriceSmart, Inc.	1,539	124,028
Redcare Pharmacy NV(2)	626	84,672
Sysco Corp.	4,388	326,116
Target Corp.	2,229	358,824
		2,935,596
Containers and Packaging — 0.4%
Amcor PLC	20,252	181,053
AptarGroup, Inc.	670	96,735
Avery Dennison Corp.	1,246	270,731
Ball Corp.	3,153	219,354
Graphic Packaging Holding Co.	12,923	334,059
Huhtamaki OYJ	2,078	79,634
Packaging Corp. of America	2,500	432,450
Smurfit Kappa Group PLC	11,581	501,800
Sonoco Products Co.	6,447	361,354
Verallia SA	6,589	253,777
		2,730,947
Distributors — 0.0%
D'ieteren Group	588	126,845
LKQ Corp.	4,571	197,147
		323,992
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(2)	2,613	270,994
Duolingo, Inc.(2)	2,193	495,070
European Wax Center, Inc., Class A(2)(3)	9,079	106,769
Mister Car Wash, Inc.(2)(3)	8,459	56,591
Stride, Inc.(2)	1,821	121,552
		1,050,976
Diversified REITs — 0.1%
British Land Co. PLC	19,820	95,575
Essential Properties Realty Trust, Inc.	11,843	311,945
Fibra Uno Administracion SA de CV	11,476	16,426
Land Securities Group PLC	13,714	110,837
Merlin Properties Socimi SA	5,736	64,525
		599,308
Diversified Telecommunication Services — 0.2%
BCE, Inc.	10,093	331,607
Cellnex Telecom SA	1,416	46,805
LG Uplus Corp.	21,414	152,093
U-Next Holdings Co. Ltd.	3,400	95,011
Verizon Communications, Inc.	10,414	411,249
		1,036,765
Electric Utilities — 0.6%
Duke Energy Corp.	7,439	730,956
Edison International	10,954	778,391
Evergy, Inc.	9,671	507,244
Eversource Energy	8,212	497,812
NextEra Energy, Inc.	8,584	574,871
Pinnacle West Capital Corp.	6,119	450,664
		3,539,938

Electrical Equipment — 0.7%
AMETEK, Inc.	4,992	871,903
Atkore, Inc.	533	93,435
Eaton Corp. PLC	1,225	389,868
Emerson Electric Co.	6,076	654,871
Generac Holdings, Inc.(2)	313	42,555
Hubbell, Inc.	703	260,476
NEXTracker, Inc., Class A(2)	1,327	56,782
Regal Rexnord Corp.	2,903	468,457
Schneider Electric SE	2,467	562,509
Signify NV	10,836	295,514
Vertiv Holdings Co., Class A	4,742	441,006
		4,137,376
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	1,582	382,623
Celestica, Inc.(2)	1,470	63,695
Celestica, Inc. (Toronto)(2)	1,834	79,414
Keyence Corp.	1,100	483,747
Keysight Technologies, Inc.(2)	5,150	761,891
Littelfuse, Inc.	369	85,106
Mirion Technologies, Inc., Class A(2)	9,451	102,732
TE Connectivity Ltd.	3,011	425,996
		2,385,204
Energy Equipment and Services — 0.2%
Baker Hughes Co.	15,863	517,451
Expro Group Holdings NV(2)	15,515	291,061
Schlumberger NV	9,597	455,666
Seadrill Ltd.(2)	1,130	54,861
Subsea 7 SA(2)	4,762	76,610
TechnipFMC PLC	2,346	60,105
Transocean Ltd.(2)	15,942	83,217
		1,538,971
Entertainment — 0.4%
CTS Eventim AG & Co. KGaA	614	54,295
Electronic Arts, Inc.	2,401	304,495
Liberty Media Corp.-Liberty Formula One, Class C(2)	772	54,017
Spotify Technology SA(2)	4,314	1,209,818
Take-Two Interactive Software, Inc.(2)	3,222	460,134
Universal Music Group NV	10,391	305,653
Walt Disney Co.	1,632	181,315
		2,569,727
Financial Services — 0.4%
Adyen NV(2)	275	329,450
AvidXchange Holdings, Inc.(2)	11,190	130,476
Block, Inc.(2)	1,002	73,146
Corpay, Inc.(2)	1,873	565,908
Edenred SE	8,476	402,202
Mastercard, Inc., Class A	776	350,131
Shift4 Payments, Inc., Class A(2)(3)	1,204	69,664
Visa, Inc., Class A	2,489	668,570
		2,589,547
Food Products — 0.4%
Conagra Brands, Inc.	33,867	1,042,426
General Mills, Inc.	7,930	558,748
Glanbia PLC	4,592	87,185

Mondelez International, Inc., Class A	3,665	263,660
Morinaga & Co. Ltd.	3,000	48,482
Nomad Foods Ltd.	6,802	122,844
Toyo Suisan Kaisha Ltd.	1,000	62,534
WK Kellogg Co.	3,572	83,371
Yamazaki Baking Co. Ltd.	3,400	82,292
		2,351,542
Gas Utilities — 0.1%
Nippon Gas Co. Ltd.	4,600	75,022
ONE Gas, Inc.	4,688	302,470
Spire, Inc.	6,890	425,733
		803,225
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.	5,248	411,713
Heartland Express, Inc.	10,166	101,050
Knight-Swift Transportation Holdings, Inc.	2,564	118,534
Norfolk Southern Corp.	5,348	1,231,751
Schneider National, Inc., Class B	4,075	84,271
Uber Technologies, Inc.(2)	2,795	185,225
Union Pacific Corp.	1,453	344,593
XPO, Inc.(2)	3,900	419,094
		2,896,231
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(2)	9,808	123,777
Becton Dickinson & Co.	1,437	337,120
ConvaTec Group PLC	21,762	67,708
DENTSPLY SIRONA, Inc.	8,356	250,764
Dexcom, Inc.(2)	9,539	1,215,173
Envista Holdings Corp.(2)	13,515	265,975
GE HealthCare Technologies, Inc.	8,337	635,613
Glaukos Corp.(2)	2,286	219,456
Hologic, Inc.(2)	5,487	415,750
Inari Medical, Inc.(2)	2,563	95,702
Inspire Medical Systems, Inc.(2)	2,320	560,651
Insulet Corp.(2)	2,638	453,578
Intuitive Surgical, Inc.(2)	592	219,407
Lantheus Holdings, Inc.(2)	1,505	100,143
SI-BONE, Inc.(2)	5,471	78,017
Terumo Corp.	28,000	474,995
Ypsomed Holding AG	227	80,912
Zimmer Biomet Holdings, Inc.	11,118	1,337,273
		6,932,014
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(2)	1,303	96,344
Amvis Holdings, Inc.	1,700	23,193
Cardinal Health, Inc.	5,436	560,126
Cencora, Inc.	702	167,813
Centene Corp.(2)	4,390	320,733
Chartwell Retirement Residences	26,072	236,545
Cigna Group	1,207	430,947
Encompass Health Corp.	1,387	115,648
HealthEquity, Inc.(2)	1,838	145,037
Henry Schein, Inc.(2)	12,700	879,856
Hims & Hers Health, Inc.(2)	7,059	88,449
Laboratory Corp. of America Holdings	2,196	442,209

NeoGenomics, Inc.(2)	8,298	115,508
Option Care Health, Inc.(2)	3,487	104,226
Quest Diagnostics, Inc.	6,329	874,541
R1 RCM, Inc.(2)	9,787	120,282
RadNet, Inc.(2)	1,445	70,083
UnitedHealth Group, Inc.	1,344	650,093
Universal Health Services, Inc., Class B	4,075	694,502
		6,136,135
Health Care REITs — 0.3%
Aedifica SA	226	14,441
CareTrust REIT, Inc.	6,085	150,421
Healthpeak Properties, Inc.	28,961	538,964
Ventas, Inc.	5,216	230,965
Welltower, Inc.	8,315	792,253
		1,727,044
Health Care Technology — 0.1%
Evolent Health, Inc., Class A(2)	3,449	95,676
Pro Medicus Ltd.	915	65,372
Veeva Systems, Inc., Class A(2)	1,795	356,415
		517,463
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	8,770	165,490
Invincible Investment Corp.	410	183,697
Japan Hotel REIT Investment Corp.	222	116,660
Ryman Hospitality Properties, Inc.	2,171	228,997
		694,844
Hotels, Restaurants and Leisure — 0.9%
Airbnb, Inc., Class A(2)	5,182	821,710
Chipotle Mexican Grill, Inc.(2)	280	884,688
Darden Restaurants, Inc.	1,607	246,530
DoorDash, Inc., Class A(2)	5,759	744,408
Greggs PLC	1,289	43,622
H World Group Ltd., ADR	8,043	295,259
Hilton Worldwide Holdings, Inc.	7,649	1,508,995
Kyoritsu Maintenance Co. Ltd.	4,500	95,965
MakeMyTrip Ltd.(2)	4,648	307,744
Planet Fitness, Inc., Class A(2)	1,903	113,875
Sodexo SA	2,338	203,578
Starbucks Corp.	2,198	194,501
Wingstop, Inc.	361	138,909
		5,599,784
Household Durables — 0.2%
Barratt Developments PLC	29,391	166,063
Bellway PLC	2,200	69,137
Breville Group Ltd.(3)	2,778	45,739
Mohawk Industries, Inc.(2)	2,475	285,417
Sonos, Inc.(2)	7,036	118,908
Taylor Wimpey PLC	172,245	282,244
TopBuild Corp.(2)	206	83,362
		1,050,870
Household Products — 0.6%
Church & Dwight Co., Inc.	13,465	1,452,739
Colgate-Palmolive Co.	1,299	119,404
Henkel AG & Co. KGaA, Preference Shares	4,894	388,788
Kimberly-Clark Corp.	6,279	857,272

Procter & Gamble Co.	2,055	335,376
Reckitt Benckiser Group PLC	8,238	460,562
		3,614,141
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	1,365	263,077
LG Corp.	3,229	184,240
		447,317
Industrial REITs — 0.4%
CapitaLand Ascendas REIT	77,200	146,234
EastGroup Properties, Inc.	888	137,960
Goodman Group	21,417	432,615
Mapletree Industrial Trust	24,700	40,899
Prologis, Inc.	12,191	1,244,092
Segro PLC	19,601	206,166
Terreno Realty Corp.	1,132	61,524
Tritax Big Box REIT PLC	22,971	43,388
Warehouses De Pauw CVA	2,244	59,341
		2,372,219
Insurance — 0.8%
Aflac, Inc.	3,138	262,494
Allstate Corp.	4,475	761,019
Goosehead Insurance, Inc., Class A(2)	923	52,528
Hanover Insurance Group, Inc.	2,955	383,618
Kinsale Capital Group, Inc.	109	39,594
Marsh & McLennan Cos., Inc.	1,189	237,122
MetLife, Inc.	2,810	199,735
NN Group NV	11,006	507,716
Palomar Holdings, Inc.(2)	1,156	90,943
Progressive Corp.	1,260	262,395
Prudential Financial, Inc.	1,731	191,241
Reinsurance Group of America, Inc.	2,875	537,596
Ryan Specialty Holdings, Inc., Class A	10,800	532,872
Skyward Specialty Insurance Group, Inc.(2)	2,507	87,544
Willis Towers Watson PLC	3,013	756,685
		4,903,102
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	10,517	1,711,957
Autohome, Inc., ADR	6,776	174,143
Baidu, Inc., Class A(2)	8,850	114,657
CAR Group Ltd.	3,920	84,999
Meta Platforms, Inc., Class A	1,957	841,843
QuinStreet, Inc.(2)	5,448	98,554
Scout24 SE	958	70,373
Tencent Holdings Ltd.	18,100	794,286
		3,890,812
IT Services — 0.6%
Accenture PLC, Class A	1,166	350,861
Amdocs Ltd.	6,369	534,932
BIPROGY, Inc.	2,600	75,638
Cloudflare, Inc., Class A(2)	6,695	585,143
Cognizant Technology Solutions Corp., Class A	3,390	222,655
Globant SA(2)	224	40,004
Indra Sistemas SA(3)	5,321	101,721
International Business Machines Corp.	2,063	342,870
Megaport Ltd.(2)	2,339	20,028

MongoDB, Inc.(2)	966	352,764
NEC Corp.	5,400	390,971
NEXTDC Ltd.(2)	78,662	835,035
NTT Data Group Corp.	12,800	200,164
		4,052,786
Leisure Products — 0.0%
Brunswick Corp.	635	51,206
Sankyo Co. Ltd.	4,000	43,448
Thule Group AB(3)	1,543	43,559
YETI Holdings, Inc.(2)	2,393	85,478
		223,691
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	9,097	1,246,653
Avantor, Inc.(2)	11,102	269,002
Bio-Techne Corp.	8,302	524,769
Danaher Corp.	1,976	487,321
Gerresheimer AG	632	68,065
ICON PLC(2)	1,897	565,078
IQVIA Holdings, Inc.(2)	4,681	1,084,915
Lonza Group AG	515	284,277
Mettler-Toledo International, Inc.(2)	860	1,057,542
Sartorius AG, Preference Shares	1,088	325,264
Tecan Group AG	176	62,090
Thermo Fisher Scientific, Inc.	606	344,644
		6,319,620
Machinery — 0.6%
Aalberts NV	1,765	83,918
Cummins, Inc.	1,909	539,273
Deere & Co.	456	178,483
Dover Corp.	843	151,150
Fluidra SA	1,913	40,495
Hoshizaki Corp.	1,900	65,472
IMI PLC	4,283	93,295
KION Group AG	1,356	62,495
Konecranes OYJ	1,577	82,880
Organo Corp.	1,600	73,399
Oshkosh Corp.	3,534	396,762
Parker-Hannifin Corp.	2,143	1,167,742
RBC Bearings, Inc.(2)	522	127,655
Timken Co.	2,864	255,526
Trelleborg AB, B Shares(3)	1,265	44,582
Weir Group PLC	4,077	104,034
Xylem, Inc.	4,050	529,335
		3,996,496
Media — 0.3%
4imprint Group PLC	536	41,426
CyberAgent, Inc.	15,200	94,705
Fox Corp., Class B	7,977	228,780
Interpublic Group of Cos., Inc.	17,993	547,707
Omnicom Group, Inc.	1,099	102,031
Stroeer SE & Co. KGaA	1,110	71,180
Trade Desk, Inc., Class A(2)	8,922	739,188
WPP PLC	39,733	398,250
		2,223,267

Metals and Mining — 0.1%
Alamos Gold, Inc., Class A	5,650	83,109
Capstone Copper Corp.(2)	25,831	178,818
Carpenter Technology Corp.	1,239	106,182
ERO Copper Corp.(2)	8,340	170,053
GMK Norilskiy Nickel PAO(4)	244,600	3
Sandfire Resources Ltd.(2)	12,592	75,842
		614,007
Multi-Utilities — 0.3%
CMS Energy Corp.	7,124	431,785
Northwestern Energy Group, Inc.	14,397	726,185
WEC Energy Group, Inc.	5,614	463,941
		1,621,911
Office REITs — 0.0%
Boston Properties, Inc.	2,763	171,002
Oil, Gas and Consumable Fuels — 0.7%
Cheniere Energy, Inc.	3,805	600,505
ConocoPhillips	4,454	559,511
Coterra Energy, Inc.	11,328	309,934
Enterprise Products Partners LP	30,837	865,903
EOG Resources, Inc.	3,573	472,101
EQT Corp.	10,380	416,134
Excelerate Energy, Inc., Class A	6,475	109,169
Gaztransport Et Technigaz SA	592	82,513
Kosmos Energy Ltd.(2)	36,879	209,104
Occidental Petroleum Corp.	8,252	545,787
Paladin Energy Ltd.(2)	8,056	71,495
		4,242,156
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	1,305	95,513
Stella-Jones, Inc.	2,588	150,356
		245,869
Passenger Airlines — 0.1%
Southwest Airlines Co.	19,107	495,636
Personal Care Products — 0.2%
BellRing Brands, Inc.(2)	1,681	92,741
elf Beauty, Inc.(2)	562	91,342
Haleon PLC	89,259	376,971
Inter Parfums, Inc.	496	57,725
Kenvue, Inc.	25,598	481,754
		1,100,533
Pharmaceuticals — 1.0%
ALK-Abello AS(2)	4,994	92,584
AstraZeneca PLC, ADR	6,713	509,382
Bristol-Myers Squibb Co.	3,277	143,991
Edgewise Therapeutics, Inc.(2)	1,614	28,955
Eli Lilly & Co.	338	264,012
Galderma Group AG(2)	4,167	310,513
GSK PLC	35,280	731,951
Hikma Pharmaceuticals PLC	6,469	155,324
Intra-Cellular Therapies, Inc.(2)	1,388	99,672
Longboard Pharmaceuticals, Inc.(2)	957	20,384
Merck & Co., Inc.	3,459	446,972
Novo Nordisk AS, Class B	10,756	1,379,373
Roche Holding AG	2,402	575,553

Sanofi SA	824	81,406
Sanofi SA, ADR	11,537	567,967
Santen Pharmaceutical Co. Ltd.	9,100	87,898
UCB SA	3,510	465,462
Verona Pharma PLC, ADR(2)(3)	1,758	27,161
Virbac SACA	111	41,021
Zoetis, Inc.	1,484	236,312
		6,265,893
Professional Services — 0.5%
Adecco Group AG	11,785	412,268
Equifax, Inc.	2,071	456,013
First Advantage Corp.	5,403	88,069
FTI Consulting, Inc.(2)	455	97,293
Jacobs Solutions, Inc.	4,224	606,271
Korn Ferry	2,542	154,350
Paycor HCM, Inc.(2)	3,614	62,775
RELX PLC	13,858	569,382
TechnoPro Holdings, Inc.	1,100	18,737
Teleperformance SE(2)	4,611	417,686
UL Solutions, Inc., Class A(2)	3,968	139,277
Verisk Analytics, Inc.	1,871	407,803
		3,429,924
Real Estate Management and Development — 0.2%
Colliers International Group, Inc.	467	48,587
Corp. Inmobiliaria Vesta SAB de CV(3)	16,019	56,733
CTP NV	4,870	82,613
DLF Ltd.	5,849	62,319
FirstService Corp.	269	39,543
FirstService Corp. (Toronto)	913	134,100
Grainger PLC	18,328	58,471
Macrotech Developers Ltd.	3,688	54,628
Mitsubishi Estate Co. Ltd.	11,300	207,069
Mitsui Fudosan Co. Ltd.	23,100	235,090
PSP Swiss Property AG	679	83,939
Redfin Corp.(2)	5,188	29,105
Tokyo Tatemono Co. Ltd.	3,800	63,232
Tokyu Fudosan Holdings Corp.	25,300	185,354
		1,340,783
Residential REITs — 0.4%
American Homes 4 Rent, Class A	8,500	304,300
AvalonBay Communities, Inc.	2,594	491,745
Boardwalk Real Estate Investment Trust	1,307	67,284
Camden Property Trust	638	63,596
Equity Residential	5,884	378,930
Essex Property Trust, Inc.	2,442	601,342
Invitation Homes, Inc.	8,727	298,463
UNITE Group PLC	5,484	63,398
		2,269,058
Retail REITs — 0.4%
Charter Hall Retail REIT	23,929	51,059
Kite Realty Group Trust	12,226	266,527
Link REIT	21,200	90,837
Phillips Edison & Co., Inc.	2,558	83,647
Realty Income Corp.	13,052	698,804
Regency Centers Corp.	7,396	437,991

Scentre Group	95,166	192,716
Simon Property Group, Inc.	2,988	419,904
Tanger, Inc.	4,034	114,364
Unibail-Rodamco-Westfield(2)	2,104	175,332
Urban Edge Properties	5,828	97,502
		2,628,683
Semiconductors and Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.(2)	3,362	532,473
Analog Devices, Inc.	1,898	380,758
Applied Materials, Inc.	1,832	363,927
ASML Holding NV	1,175	1,023,440
Astera Labs, Inc.(2)	1,647	139,600
Broadcom, Inc.	140	182,038
Camtek Ltd.	576	46,639
Credo Technology Group Holding Ltd.(2)	5,274	94,246
Enphase Energy, Inc.(2)	1,604	174,451
FormFactor, Inc.(2)	2,364	105,411
Impinj, Inc.(2)	891	142,008
Infineon Technologies AG	7,062	245,073
Lattice Semiconductor Corp.(2)	718	49,255
MACOM Technology Solutions Holdings, Inc.(2)	1,182	120,505
Marvell Technology, Inc.	3,235	213,219
MKS Instruments, Inc.	440	52,351
Monolithic Power Systems, Inc.	1,060	709,490
Nova Ltd.(2)	485	82,401
NVIDIA Corp.	2,363	2,041,679
Onto Innovation, Inc.(2)	1,116	207,007
Rambus, Inc.(2)	2,653	145,437
Silicon Laboratories, Inc.(2)	806	97,921
Socionext, Inc.	1,700	49,701
SUMCO Corp.	41,600	620,393
Taiwan Semiconductor Manufacturing Co. Ltd.	44,000	1,053,525
Teradyne, Inc.	8,160	949,171
		9,822,119
Software — 1.9%
Adobe, Inc.(2)	206	95,343
Atlassian Corp., Class A(2)	2,131	367,171
Bytes Technology Group PLC	13,424	81,650
Cadence Design Systems, Inc.(2)	4,191	1,155,165
Crowdstrike Holdings, Inc., Class A(2)	3,676	1,075,377
CyberArk Software Ltd.(2)	1,101	263,414
Datadog, Inc., Class A(2)	8,340	1,046,670
Descartes Systems Group, Inc.(2)	946	87,752
DoubleVerify Holdings, Inc.(2)	2,406	70,496
Five9, Inc.(2)	1,644	94,645
Guidewire Software, Inc.(2)	1,380	152,352
HubSpot, Inc.(2)	1,906	1,152,882
JFrog Ltd.(2)	2,503	99,820
Klaviyo, Inc., Class A(2)	2,188	49,011
Manhattan Associates, Inc.(2)	4,605	948,906
Microsoft Corp.	8,333	3,244,287
Money Forward, Inc.(2)	1,900	66,161
nCino, Inc.(2)	2,953	86,110
Palantir Technologies, Inc., Class A(2)	19,546	429,426
Q2 Holdings, Inc.(2)	1,667	85,667

Salesforce, Inc.	1,621	435,952
SAP SE	4,126	745,020
ServiceNow, Inc.(2)	137	94,986
Sinch AB(2)	11,118	25,138
SPS Commerce, Inc.(2)	547	95,107
Tenable Holdings, Inc.(2)	2,753	123,802
Workday, Inc., Class A(2)	522	127,749
		12,300,059
Specialized REITs — 0.6%
CubeSmart	2,310	93,416
Digital Core REIT Management Pte. Ltd.	140,200	85,378
Digital Realty Trust, Inc.	5,354	743,028
Equinix, Inc.	1,141	811,377
Iron Mountain, Inc.	5,372	416,438
Lamar Advertising Co., Class A	506	58,620
Public Storage	2,754	714,525
SBA Communications Corp.	2,002	372,612
VICI Properties, Inc.	17,917	511,530
		3,806,924
Specialty Retail — 0.4%
Arhaus, Inc.	4,359	55,185
Boot Barn Holdings, Inc.(2)	1,305	138,943
Burlington Stores, Inc.(2)	2,684	482,959
CarMax, Inc.(2)	1,595	108,412
Fast Retailing Co. Ltd.	800	209,175
Home Depot, Inc.	1,770	591,570
Kingfisher PLC	121,269	373,548
Lovisa Holdings Ltd.	2,096	42,243
Sanrio Co. Ltd.	5,300	89,360
TJX Cos., Inc.	3,910	367,892
Tractor Supply Co.	802	219,010
		2,678,297
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	9,532	1,623,586
HP, Inc.	16,437	461,715
Samsung Electronics Co. Ltd.	6,146	341,635
		2,426,936
Textiles, Apparel and Luxury Goods — 0.4%
Asics Corp.	2,000	85,725
Crocs, Inc.(2)	680	84,572
Deckers Outdoor Corp.(2)	130	106,401
HUGO BOSS AG	496	26,727
Lululemon Athletica, Inc.(2)	2,062	743,557
LVMH Moet Hennessy Louis Vuitton SE	815	669,470
On Holding AG, Class A(2)	24,336	772,668
		2,489,120
Tobacco — 0.1%
British American Tobacco PLC	20,171	592,145
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	1,969	40,935
Applied Industrial Technologies, Inc.	963	176,470
Beacon Roofing Supply, Inc.(2)	4,340	427,620
Beijer Ref AB(3)	1,750	24,663
Bunzl PLC	12,550	481,265
Core & Main, Inc., Class A(2)	8,187	462,320

Diploma PLC	2,183	98,673
FTAI Aviation Ltd.	1,164	81,724
Howden Joinery Group PLC	5,850	63,676
MSC Industrial Direct Co., Inc., Class A	4,880	445,251
Rexel SA	13,341	345,797
Seven Group Holdings Ltd.	3,837	93,236
SiteOne Landscape Supply, Inc.(2)	807	126,610
		2,868,240
Transportation Infrastructure — 0.0%
Flughafen Zurich AG	392	78,479
Water Utilities — 0.0%
SJW Group	1,162	63,271
TOTAL COMMON STOCKS (Cost $146,706,825)		192,066,568
U.S. TREASURY SECURITIES — 8.0%
U.S. Treasury Bonds, 2.00%, 11/15/41	3,150,000	2,082,076
U.S. Treasury Bonds, 2.375%, 2/15/42	5,000,000	3,507,226
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	193,184
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	34,139
U.S. Treasury Bonds, 4.75%, 11/15/43	40,000	39,250
U.S. Treasury Bonds, 3.125%, 8/15/44	350,000	269,787
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	74,957
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	37,330
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	307,764	307,169
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	516,877	500,334
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	906,418	687,828
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	418,429	304,858
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	1,531,260	1,275,343
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	3,123,281	2,264,267
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	514,228	373,161
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	655,573	362,820
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	1,114,780	605,251
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	430,150	403,473
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	929,177	790,407
U.S. Treasury Notes, 2.00%, 5/31/24	4,000,000	3,988,746
U.S. Treasury Notes, 1.875%, 8/31/24	4,000,000	3,953,971
U.S. Treasury Notes, 4.625%, 2/28/26	6,220,000	6,172,621
U.S. Treasury Notes, 2.75%, 7/31/27	311,000	291,569
U.S. Treasury Notes, 2.25%, 8/15/27	200,000	184,340
U.S. Treasury Notes, 3.875%, 11/30/27	3,895,000	3,773,966
U.S. Treasury Notes, 4.375%, 8/31/28	3,830,000	3,772,026
U.S. Treasury Notes, 1.50%, 11/30/28(5)	6,900,000	5,987,367
U.S. Treasury Notes, 3.50%, 4/30/30	3,550,000	3,326,808
U.S. Treasury Notes, 4.375%, 11/30/30	1,870,000	1,834,572
U.S. Treasury Notes, 4.00%, 2/15/34	2,650,000	2,509,633
U.S. Treasury Notes, VRN, 5.45%, (3-month USBMMY plus 0.13%), 7/31/25	400,000	400,199
TOTAL U.S. TREASURY SECURITIES (Cost $56,003,799)		50,308,678
CORPORATE BONDS — 1.4%
Aerospace and Defense — 0.0%
TransDigm, Inc., 4.625%, 1/15/29	190,000	174,240
Automobile Components — 0.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(6)	110,000	108,332
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	370,000	312,617

Banks — 0.6%
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	139,392
Banco Santander SA, 2.50%, 3/18/25	EUR	100,000	105,287
Bank of America Corp., 2.30%, 7/25/25	GBP	100,000	120,445
Bank of Montreal, VRN, 5.62%, (SOFR plus 0.30%), 7/8/24		500,000	500,160
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	100,000	104,000
Commerzbank AG, 4.00%, 3/23/26	EUR	150,000	160,025
European Financial Stability Facility, 0.40%, 5/31/26	EUR	200,000	201,552
European Union, 0.00%, 7/4/31(7)	EUR	1,450,000	1,255,012
ING Groep NV, 2.125%, 1/10/26	EUR	200,000	207,797
Lloyds Bank PLC, 7.625%, 4/22/25	GBP	20,000	25,414
Toronto-Dominion Bank, VRN, 4.24%, 5/1/24		1,000,000	1,000,000
			3,819,084
Chemicals — 0.0%
MEGlobal BV, 4.25%, 11/3/26(6)		46,000	44,033
Olin Corp., 5.125%, 9/15/27		70,000	67,649
			111,682
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc., 6.375%, 2/1/31(6)		190,000	188,412
Containers and Packaging — 0.0%
Sealed Air Corp., 5.125%, 12/1/24(6)		105,000	104,550
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.90%, 8/15/37		59,000	53,672
Sprint Capital Corp., 6.875%, 11/15/28		258,000	270,393
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)		115,000	114,718
			438,783
Electric Utilities — 0.0%
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	31,213
Duke Energy Progress LLC, 4.15%, 12/1/44		40,000	31,656
MidAmerican Energy Co., 4.40%, 10/15/44		60,000	49,546
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53		43,000	38,796
			151,211
Financial Services — 0.0%
Allen C Stonecipher Life Insurance Trust, VRDN, 5.45%, 5/7/24 (LOC: FHLB)		5,000	5,000
Ground Transportation — 0.0%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		12,000	10,254
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		80,000	64,978
			75,232
Health Care Providers and Services — 0.1%
DaVita, Inc., 4.625%, 6/1/30(6)		270,000	236,795
Kaiser Foundation Hospitals, 3.00%, 6/1/51		70,000	45,327
			282,122
Hotels, Restaurants and Leisure — 0.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(6)		110,000	98,226
Caesars Entertainment, Inc., 7.00%, 2/15/30(6)		142,000	143,086
MGM Resorts International, 4.625%, 9/1/26		39,000	37,581
Station Casinos LLC, 4.625%, 12/1/31(6)		530,000	465,049
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)		200,000	193,417
			937,359
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29		253,000	235,209
Meritage Homes Corp., 5.125%, 6/6/27		190,000	185,217
Tempur Sealy International, Inc., 3.875%, 10/15/31(6)		136,000	112,102
			532,528

Interactive Media and Services — 0.0%
Tencent Holdings Ltd., 3.80%, 2/11/25(6)		86,000	84,823
Leisure Products — 0.0%
Mattel, Inc., 5.45%, 11/1/41		200,000	175,258
Media — 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35		155,000	146,518
Metals and Mining — 0.1%
ATI, Inc., 4.875%, 10/1/29		240,000	223,735
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(6)		230,000	224,881
Freeport-McMoRan, Inc., 5.40%, 11/14/34		215,000	207,562
			656,178
Multi-Utilities — 0.0%
Dominion Energy, Inc., 4.90%, 8/1/41		30,000	26,050
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 7.625%, 2/1/29(6)		65,000	66,632
Energy Transfer LP, 5.75%, 4/1/25		90,000	89,895
MEG Energy Corp., 5.875%, 2/1/29(6)		70,000	67,790
Southwestern Energy Co., 5.70%, 1/23/25		21,000	20,922
			245,239
Passenger Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		108,718	107,557
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.125%, 4/1/29(6)		180,000	162,894
Specialty Retail — 0.0%
Murphy Oil USA, Inc., 3.75%, 2/15/31(6)		210,000	180,459
TOTAL CORPORATE BONDS (Cost $9,625,336)			9,026,128
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.3%
Australia — 0.0%
Australia Government Bonds, 3.00%, 3/21/47	AUD	120,000	58,522
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	67,483
			126,005
Austria — 0.0%
Republic of Austria Government Bonds, 0.75%, 10/20/26(6)	EUR	41,000	41,454
Republic of Austria Government Bonds, 4.15%, 3/15/37(6)	EUR	29,000	34,301
			75,755
Belgium — 0.0%
Kingdom of Belgium Government Bonds, 4.25%, 3/28/41(6)	EUR	27,000	32,224
Canada — 0.4%
Canada Government Bonds, 0.25%, 3/1/26	CAD	850,000	573,411
Canada Government Bonds, 3.50%, 3/1/28	CAD	1,785,000	1,276,567
Province of British Columbia, 2.85%, 6/18/25	CAD	201,000	143,031
Province of Quebec, 5.75%, 12/1/36	CAD	108,000	86,860
Province of Quebec, 3.50%, 12/1/48	CAD	20,000	11,959
			2,091,828
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54		60,000	54,590
China — 0.0%
China Government Bonds, 3.25%, 6/6/26	CNY	400,000	56,916
China Government Bonds, 3.29%, 5/23/29	CNY	300,000	43,833
			100,749
Denmark — 0.0%
Denmark Government Bonds, 0.50%, 11/15/27	DKK	245,000	32,538
Denmark Government Bonds, 4.50%, 11/15/39	DKK	62,000	10,822
			43,360

Finland — 0.1%
Finland Government Bonds, 4.00%, 7/4/25(6)	EUR	58,000	62,367
Finland Government Bonds, 0.125%, 4/15/36(6)	EUR	350,000	262,364
			324,731
France — 0.2%
French Republic Government Bonds OAT, 0.00%, 11/25/31(6)(7)	EUR	1,050,000	900,326
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 2.30%, 2/15/33	EUR	1,320,000	1,381,541
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52(7)	EUR	40,000	20,335
			1,401,876
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	36,556
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	232,811
			269,367
Japan — 0.1%
Japan Government Thirty Year Bonds, 1.40%, 3/20/53	JPY	58,700,000	330,932
Japan Government Thirty Year Bonds, 1.20%, 6/20/53	JPY	35,000,000	187,344
Japan Government Thirty Year Bonds, 1.80%, 9/20/53	JPY	26,500,000	163,881
			682,157
Malaysia — 0.0%
Malaysia Government Bonds, 3.96%, 9/15/25	MYR	250,000	52,726
Mexico — 0.0%
Mexico Government International Bonds, 4.15%, 3/28/27		200,000	192,331
Netherlands — 0.0%
Netherlands Government Bonds, 0.50%, 7/15/26(6)	EUR	100,000	101,052
Netherlands Government Bonds, 2.75%, 1/15/47(6)	EUR	27,000	28,099
			129,151
Norway — 0.0%
Norway Government Bonds, 1.75%, 2/17/27(6)	NOK	510,000	43,355
Switzerland — 0.0%
Swiss Confederation Government Bonds, 1.25%, 5/28/26	CHF	147,000	161,061
Thailand — 0.0%
Thailand Government Bonds, 3.85%, 12/12/25	THB	3,200,000	88,356
United Kingdom — 0.2%
U.K. Gilts, 0.125%, 1/30/26	GBP	1,100,000	1,274,854
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,366,519)			8,044,802
COLLATERALIZED LOAN OBLIGATIONS — 0.3%
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(6)		73,871	74,514
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(6)		100,658	100,797
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(6)		250,000	250,371
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/30(6)		200,000	200,297
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.34%, (3-month SOFR plus 2.01%), 7/15/31(6)		300,000	300,160
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.71%, (3-month SOFR plus 1.38%), 7/20/31(6)		119,172	119,328
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.69%, (3-month SOFR plus 2.36%), 7/18/30(6)		175,000	175,299
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 7.69%, (3-month SOFR plus 2.36%), 1/25/32(6)		300,000	300,443
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 8.27%, (3-month SOFR plus 2.94%), 1/20/35(6)		200,000	200,525
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.88%, (1-month SOFR plus 1.56%), 10/16/36(6)		398,000	391,515
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,112,380)			2,113,249
PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen International Finance NV, 3.875%		300,000	296,310
Electric Utilities — 0.0%
Electricite de France SA, 3.375%		200,000	186,758

Enel SpA, 2.25%	100,000	99,869
		286,627
Insurance — 0.1%
Allianz SE, 2.625%	200,000	164,667
Assicurazioni Generali SpA, 4.60%	100,000	106,919
Intesa Sanpaolo Vita SpA, 4.75%	100,000	106,407
		377,993
Oil, Gas and Consumable Fuels — 0.0%
Eni SpA, 3.375%	200,000	198,065
TOTAL PREFERRED STOCKS (Cost $1,540,494)		1,158,995
MUNICIPAL SECURITIES — 0.2%
Commonwealth of Massachusetts Rev., (Massachusetts COVID-19 Recovery Assessment Rev.), Series A, 3.64%, 7/15/24	750,000	747,072
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	33,510
New York City GO, 6.27%, 12/1/37	5,000	5,234
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	32,174
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	64,529
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	145,580
State of California GO, 4.60%, 4/1/38	30,000	27,820
State of California GO, 7.60%, 11/1/40	40,000	47,295
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	30,000	29,274
TOTAL MUNICIPAL SECURITIES (Cost $1,176,687)		1,132,488
ASSET-BACKED SECURITIES — 0.1%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(6)	185,374	163,456
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(6)	300,000	282,682
Lunar Aircraft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(6)	275,603	254,572
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(6)	201,951	180,075
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	53,223	52,559
TOTAL ASSET-BACKED SECURITIES (Cost $1,019,623)		933,344
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Private Sponsor Collateralized Mortgage Obligations — 0.0%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,515	1,434
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(6)	8,441	7,166
		8,600
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.04%, (30-day average SOFR plus 2.71%), 5/25/24	71,298	71,384
FNMA, Series 2024-R01, Class 1M1, VRN, 6.38%, (30-day average SOFR plus 1.05%), 1/25/44(6)	235,503	235,743
		307,127
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $316,618)		315,727
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FHLMC, VRN, 5.87%, (1-year RFUCC plus 1.86%), 7/1/36	7,201	7,392
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	8,868	9,095
FHLMC, VRN, 6.25%, (1-year H15T1Y plus 2.26%), 4/1/37	12,851	13,169
FHLMC, VRN, 6.10%, (1-year RFUCC plus 1.89%), 7/1/41	4,457	4,465
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	8,375	8,517
FNMA, VRN, 7.44%, (6-month RFUCC plus 1.57%), 6/1/35	6,722	6,833
FNMA, VRN, 7.18%, (6-month RFUCC plus 1.54%), 9/1/35	2,075	2,104
FNMA, VRN, 6.19%, (1-year H15T1Y plus 2.15%), 3/1/38	15,469	15,897
		67,472
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
GNMA, 7.50%, 10/15/25	59	59

GNMA, 6.00%, 3/15/26	835	844
GNMA, 7.00%, 12/15/27	1,303	1,307
GNMA, 7.00%, 5/15/31	3,098	3,149
GNMA, 6.50%, 10/15/38	117,184	123,843
GNMA, 4.50%, 6/15/41	94,673	90,112
		219,314
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $291,957)		286,786
EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF	198	99,879
iShares MSCI EAFE Small-Cap ETF	76	4,649
TOTAL EXCHANGE-TRADED FUNDS (Cost $102,728)		104,528
RIGHTS — 0.0%
IT Services — 0.0%
NEXTDC Ltd.(2) (Cost $—)	2,216	1,852
SHORT-TERM INVESTMENTS — 5.1%
Commercial Paper(8) — 2.3%
ANZ New Zealand International Ltd., 5.92%, 6/3/24(6)	1,000,000	994,958
Great Bear Funding LLC, 5.48%, 5/1/24(6)	1,000,000	999,852
Ionic Funding LLC, 5.72%, 6/11/24(6)	3,500,000	3,477,954
Ionic Funding LLC, 5.66%, 7/12/24(6)	2,125,000	2,101,691
JP Morgan Securities LLC, VRN, 5.93%, (SOFR plus 0.61%), 10/21/24(6)	750,000	751,416
JP Morgan Securities LLC, VRN, 5.70%, (SOFR plus 0.37%), 1/27/25(6)	2,000,000	2,000,869
Mainbeach Funding LLC, 5.50%, 5/1/24(6)	2,220,000	2,219,670
Ridgefield Funding Co. LLC, 5.49%, 6/3/24(6)	1,370,000	1,363,057
UBS AG, 5.62%, (SOFR plus 0.25%), 8/19/24(6)	750,000	750,041
		14,659,508
Money Market Funds — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,976,510	13,976,510
State Street Navigator Securities Lending Government Money Market Portfolio(9)	1,403,853	1,403,853
		15,380,363
Treasury Bills(8) — 0.4%
U.S. Treasury Bills, 5.43%, 8/20/24	1,750,000	1,721,686
U.S. Treasury Bills, 5.43%, 8/27/24	500,000	491,412
		2,213,098
TOTAL SHORT-TERM INVESTMENTS (Cost $32,251,398)		32,252,969
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $517,035,073)		632,288,875
OTHER ASSETS AND LIABILITIES — (0.1)%		(557,858)
TOTAL NET ASSETS — 100.0%		$631,731,017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	135,030	AUD	203,017	UBS AG	6/20/24	$3,323
BRL	2,422,212	USD	485,340	UBS AG	6/20/24	(20,994)
CAD	2,051	USD	1,516	Goldman Sachs & Co.	6/28/24	(25)
CAD	2,508	USD	1,851	Goldman Sachs & Co.	6/28/24	(27)
CAD	13,126	USD	9,716	Goldman Sachs & Co.	6/28/24	(172)
CAD	3,979	USD	2,942	Goldman Sachs & Co.	6/28/24	(49)
CAD	37,967	USD	28,072	Goldman Sachs & Co.	6/28/24	(467)
CAD	5,237	USD	3,863	Goldman Sachs & Co.	6/28/24	(56)
CAD	12,460	USD	9,115	Goldman Sachs & Co.	6/28/24	(55)
CAD	21,101	USD	15,275	Goldman Sachs & Co.	6/28/24	67
CAD	4,926	USD	3,581	Goldman Sachs & Co.	6/28/24	1
CAD	2,915	USD	2,122	Goldman Sachs & Co.	6/28/24	(3)
CAD	5,419	USD	3,971	Goldman Sachs & Co.	6/28/24	(30)
CAD	2,956	USD	2,158	Goldman Sachs & Co.	6/28/24	(9)
CAD	8,436	USD	6,178	Goldman Sachs & Co.	6/28/24	(44)
USD	2,163,706	CAD	2,913,132	UBS AG	6/20/24	45,906
USD	292,462	CAD	396,781	Goldman Sachs & Co.	6/28/24	3,967
USD	419,326	CAD	568,897	Goldman Sachs & Co.	6/28/24	5,688
USD	96,691	CAD	131,181	Goldman Sachs & Co.	6/28/24	1,312
USD	3,931	CAD	5,327	Goldman Sachs & Co.	6/28/24	58
USD	2,920	CAD	3,962	Goldman Sachs & Co.	6/28/24	39
USD	171,027	CHF	148,818	JPMorgan Chase Bank N.A.	6/20/24	8,259
CLP	81,232,380	USD	83,899	Morgan Stanley	6/21/24	673
CNY	2,575,518	USD	363,056	JPMorgan Chase Bank N.A.	6/20/24	(1,055)
COP	899,806,921	USD	224,765	UBS AG	6/20/24	2,925
CZK	7,284,410	USD	314,175	UBS AG	6/20/24	(5,046)
EUR	297,662	USD	317,830	Citibank N.A.	5/6/24	(127)
EUR	601,231	USD	651,351	Morgan Stanley	5/6/24	(9,642)
EUR	596,576	USD	649,078	Morgan Stanley	5/6/24	(12,337)
EUR	296,653	USD	323,090	Morgan Stanley	5/6/24	(6,464)
EUR	297,657	USD	320,983	Morgan Stanley	5/6/24	(3,286)
EUR	298,983	USD	318,818	Morgan Stanley	5/6/24	294
EUR	298,336	USD	318,512	UBS AG	5/6/24	(91)
EUR	74,000	USD	80,983	Bank of America N.A.	6/20/24	(1,853)
EUR	94,677	USD	103,301	JPMorgan Chase Bank N.A.	6/20/24	(2,060)
EUR	3,893	USD	4,227	Bank of America N.A.	6/28/24	(63)
EUR	8,160	USD	8,712	JPMorgan Chase Bank N.A.	6/28/24	17
EUR	5,338	USD	5,700	JPMorgan Chase Bank N.A.	6/28/24	10
EUR	75,774	USD	80,888	Morgan Stanley	6/28/24	167
USD	323,605	EUR	297,867	Bank of America N.A.	5/6/24	5,684
USD	316,430	EUR	297,219	Bank of America N.A.	5/6/24	(800)
USD	318,447	EUR	297,352	Citibank N.A.	5/6/24	1,076
USD	636,640	EUR	593,812	JPMorgan Chase Bank N.A.	5/6/24	2,850
USD	954,701	EUR	890,981	Morgan Stanley	5/6/24	3,734
USD	111,036	EUR	102,006	Citibank N.A.	6/20/24	1,959
USD	6,903,557	EUR	6,284,921	JPMorgan Chase Bank N.A.	6/20/24	182,933
USD	56,893	EUR	52,320	Bank of America N.A.	6/28/24	926
USD	1,001,785	EUR	921,268	Bank of America N.A.	6/28/24	16,299
USD	76,718	EUR	70,654	Bank of America N.A.	6/28/24	1,139
USD	6,907	EUR	6,426	Bank of America N.A.	6/28/24	33
USD	56,878	EUR	52,320	JPMorgan Chase Bank N.A.	6/28/24	911
USD	1,001,525	EUR	921,268	JPMorgan Chase Bank N.A.	6/28/24	16,039

USD	56,909	EUR	52,320	Morgan Stanley	6/28/24	941
USD	1,002,061	EUR	921,268	Morgan Stanley	6/28/24	16,575
USD	1,571,494	GBP	1,246,235	Bank of America N.A.	6/20/24	13,863
USD	385,545	GBP	304,677	Morgan Stanley	6/28/24	4,723
USD	11,320	GBP	8,948	Morgan Stanley	6/28/24	136
USD	14,608	GBP	11,734	Morgan Stanley	6/28/24	(59)
HUF	56,045,808	USD	154,182	Morgan Stanley	6/20/24	(1,744)
IDR	7,615,092,137	USD	484,606	Morgan Stanley	6/20/24	(16,937)
USD	748,512	JPY	112,173,348	Morgan Stanley	6/20/24	31,977
MXN	8,315,776	USD	485,296	UBS AG	6/20/24	(3,562)
MYR	2,050,617	USD	436,487	Morgan Stanley	6/20/24	(7,460)
USD	46,342	NOK	481,063	Citibank N.A.	6/20/24	2,983
PEN	403,435	USD	108,658	JPMorgan Chase Bank N.A.	6/20/24	(1,554)
PLN	1,579,892	USD	400,932	UBS AG	6/20/24	(11,654)
RON	920,563	USD	202,295	UBS AG	6/20/24	(5,010)
THB	13,455,674	USD	381,173	UBS AG	6/20/24	(16,724)
TRY	1,348,456	USD	38,259	Goldman Sachs & Co.	6/20/24	1,359
ZAR	7,649,813	USD	405,824	Morgan Stanley	6/20/24	(950)
						$248,437

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.K. Gilt 10-Year Bonds	3	June 2024	$359,046	$(8,514)
U.S. Treasury 5-Year Notes	202	June 2024	21,157,922	(399,717)
U.S. Treasury 10-Year Ultra Notes	68	June 2024	7,494,875	(250,245)
			$29,011,843	$(658,476)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Sell	5.00%	6/20/27		$4,171,000	$(39,512)	$338,981	$299,469
Markit CDX North America High Yield Index Series 41	Sell	5.00%	12/20/28		$2,772,000	9,695	176,528	186,223
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29		$3,300,000	190,825	22,211	213,036
Markit iTraxx Europe Crossover Index Series 41	Sell	5.00%	6/20/29	EUR	830,000	65,649	7,543	73,192
						$226,657	$545,263	$771,920
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CVA	–	Certificaten Van Aandelen
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
JPY	–	Japanese Yen
LOC	–	Letter of Credit
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
RON	–	New Romanian Leu
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
TRY	–	Turkish Lira
USBMMY	–	U.S. Treasury Bill Money Market Yield
USD	–	United States Dollar
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	–	South African Rand
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,908,546. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security may be subject to resale, redemption or transferability restrictions.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,475,148.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,297,700, which represented 3.5% of total net assets.
(7)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,001,075, which includes securities collateral of $597,222.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Affiliated Funds	$334,542,761	—	—
Common Stocks	145,513,763	$46,552,805	—
U.S. Treasury Securities	—	50,308,678	—
Corporate Bonds	—	9,026,128	—
Sovereign Governments and Agencies	—	8,044,802	—
Collateralized Loan Obligations	—	2,113,249	—
Preferred Stocks	—	1,158,995	—
Municipal Securities	—	1,132,488	—
Asset-Backed Securities	—	933,344	—
Collateralized Mortgage Obligations	—	315,727	—
U.S. Government Agency Mortgage-Backed Securities	—	286,786	—
Exchange-Traded Funds	104,528	—	—
Rights	—	1,852	—
Short-Term Investments	15,380,363	16,872,606	—
	$495,541,415	$136,747,460	—
Other Financial Instruments
Swap Agreements	—	$771,920	—
Forward Foreign Currency Exchange Contracts	—	378,846	—
	—	$1,150,766	—
Liabilities
Other Financial Instruments
Futures Contracts	$649,962	$8,514	—
Forward Foreign Currency Exchange Contracts	—	130,409	—
	$649,962	$138,923	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$13,163	—	—	$(151)	$13,012	288	—	$474
American Century Emerging Markets Bond ETF	5,058	—	—	4	5,062	133	—	226
American Century Focused Dynamic Growth ETF(3)	38,371	$142	$5,734	3,375	36,154	458	$2,106	—
American Century Focused Large Cap Value ETF	40,047	534	4,498	698	36,781	583	842	633
American Century Multisector Income ETF	22,734	—	264	(86)	22,384	527	(49)	929
American Century Quality Diversified International ETF	32,948	371	5,653	1,433	29,099	603	101	380
American Century Short Duration Strategic Income ETF	3,589	—	—	5	3,594	71	—	154
American Century U.S. Quality Growth ETF(4)	37,393	512	6,758	1,600	32,747	411	3,013	90
American Century U.S. Quality Value ETF	41,188	270	9,576	1,408	33,290	608	1,523	441
Avantis Emerging Markets Equity ETF	28,697	9,954	4,290	1,143	35,504	608	215	720
Avantis International Equity ETF(4)	31,049	346	4,648	591	27,338	442	315	356
Avantis International Small Cap Value ETF(4)	8,793	114	873	353	8,387	130	106	117
Avantis U.S. Equity ETF	44,350	185	6,217	(192)	38,126	447	3,745	451
Avantis U.S. Small Cap Value ETF	10,163	2,740	490	652	13,065	148	37	155
	$357,543	$15,168	$49,001	$10,833	$334,543	5,457	$11,954	$5,126
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.